UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09915

Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Small-Cap Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
DRS Technologies, Inc.	5,100	$248,625
		$248,625
Air Freight & Logistics — 1.3%
Hub Group, Inc., Class A(1)	13,200	$323,796
		$323,796
Biotechnology — 1.2%
Martek Biosciences Corp.(1)	10,200	$295,290
		$295,290
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	2,600	$225,914
Greenhill & Co., Inc.	6,400	388,864
		$614,778
Chemicals — 0.5%
International Flavors & Fragrances, Inc.	3,400	$119,816
		$119,816
Commercial Banks — 0.8%
Western Alliance Bancorp(1)	5,300	$184,334
		$184,334
Commercial Services & Supplies — 3.2%
FTI Consulting, Inc.(1)	14,600	$390,842
Knoll, Inc.	20,000	367,200
		$758,042
Communications Equipment — 1.7%
3Com Corp.(1)	80,500	$412,160
		$412,160
Consumer Finance — 0.8%
Student Loan Corp., (The)	1,000	$202,000
		$202,000

Security	Shares	Value
Diversified Consumer Services — 1.2%
DeVry, Inc.(1)	12,800	$281,216
		$281,216
Electric Utilities — 0.7%
Westar Energy, Inc.	7,400	$162,800
		$162,800
Electrical Equipment — 1.0%
AMETEK, Inc.	5,000	$236,900
		$236,900
Electronic Equipment & Instruments — 3.4%
Avnet, Inc.(1)	16,500	$330,330
FLIR Systems, Inc.(1)	16,000	352,960
Paxar Corp.(1)	6,000	123,420
		$806,710
Energy Equipment & Services — 3.3%
Dresser-Rand Group, Inc.(1)	16,450	$386,246
Dril-Quip, Inc.(1)	4,800	395,712
		$781,958
Food Products — 2.9%
Delta and Pine Land Co.	14,300	$420,420
Hain Celestial Group, Inc., (The)(1)	11,200	288,512
		$708,932
Health Care Equipment & Supplies — 7.5%
Analogic Corp.	7,550	$351,905
Cooper Cos., Inc., (The)	7,450	329,960
DJO, Inc.(1)	6,600	243,078
IDEXX Laboratories, Inc.(1)	2,600	195,338
Respironics, Inc.(1)	10,800	369,576
Wright Medical Group, Inc.(1)	15,400	322,322
		$1,812,179

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 4.5%
Chemed Corp.	6,800	$370,804
Community Health Systems, Inc.(1)	5,600	205,800
United Surgical Partners International, Inc.(1)	7,200	216,504
VCA Antech, Inc.(1)	9,400	300,142
		$1,093,250
Hotels, Restaurants & Leisure — 1.5%
Burger King Holdings, Inc.(1)	3,596	$56,637
Penn National Gaming, Inc.(1)	7,900	306,362
		$362,999
Household Durables — 3.9%
Jarden Corp.(1)	20,000	$609,000
Tupperware Brands Corp.	17,100	336,699
		$945,699
Household Products — 2.5%
Church & Dwight Co., Inc.	9,650	$351,453
Scotts Miracle-Gro Co., Class A	5,650	239,108
		$590,561
Insurance — 4.6%
First American Corp.	8,300	$350,841
Philadelphia Consolidated Holding Corp.(1)	5,200	157,872
RLI Corp.	7,400	356,532
United Fire and Casualty Co.	8,073	243,239
		$1,108,484
IT Services — 3.9%
Euronet Worldwide, Inc.(1)	7,400	$283,938
MoneyGram International, Inc.	19,605	665,590
		$949,528
Machinery — 3.9%
Actuant Corp., Class A	6,500	$324,675
Bucyrus International, Inc., Class A	5,000	252,500
Joy Global, Inc.	7,000	364,630
		$941,805

Security	Shares	Value
Media — 3.1%
Arbitron, Inc.	3,050	$116,906
Central European Media Enterprises, Ltd.(1)	6,100	385,459
Playboy Enterprises, Inc.(1)	24,300	242,514
		$744,879
Metals & Mining — 2.0%
Cambior, Inc.(1)	41,850	$112,577
Meridian Gold, Inc.(1)	4,400	139,392
RBC Bearings, Inc.(1)	10,500	238,350
		$490,319
Multiline Retail — 1.2%
Big Lots, Inc.(1)	17,450	$298,046
		$298,046
Multi-Utilities — 0.8%
CMS Energy Corp.(1)	14,000	$181,160
		$181,160
Oil, Gas & Consumable Fuels — 7.5%
Denbury Resources, Inc.(1)	14,800	$468,716
Foundation Coal Holdings, Inc.	10,500	492,765
Goodrich Petroleum Corp.(1)	13,400	380,426
Parallel Petroleum Corp.(1)	18,400	454,664
		$1,796,571
Personal Products — 1.4%
Playtex Products, Inc.(1)	33,350	$347,841
		$347,841
Pharmaceuticals — 1.6%
MGI Pharma, Inc(1)	10,000	$215,000
Shire Pharmaceuticals Group PLC ADR	3,600	159,228
		$374,228
Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	5,100	$120,615
Essex Property Trust, Inc.	3,900	435,474
SL Green Realty Corp.	2,250	246,308
Strategic Hotels & Resorts, Inc.	16,789	348,204
		$1,150,601

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail — 3.2%
Kansas City Southern(1)	14,700	$407,190
Landstar System, Inc.	7,750	366,033
		$773,223
Semiconductors & Semiconductor Equipment — 1.2%
Teradyne, Inc.(1)	20,000	$278,600
		$278,600
Software — 3.1%
Parametric Technology Corp.(1)	26,500	$336,815
Sybase, Inc.(1)	21,200	411,280
		$748,095
Specialty Retail — 2.2%
Men's Wearhouse, Inc., (The)	8,700	$263,610
Stage Stores, Inc.	8,300	273,900
		$537,510
Thrifts & Mortgage Finance — 1.2%
PFF Bancorp, Inc.	4,300	$142,588
WSFS Financial Corp.	2,500	153,625
		$296,213
Trading Companies & Distributors — 2.3%
GATX Corp.	8,300	$352,750
Kaman Corp.	11,000	200,200
		$552,950
Wireless Telecommunication Services — 1.4%
NII Holdings, Inc.(1)	5,950	$335,461
		$335,461
Total Common Stocks (identified cost $20,115,664)		$22,847,559

Commercial Paper — 4.1%
Security	Principal Amount (000's omitted)	Value
HSBC Finance Corp., 5.29%, 7/3/06	$1,000	$999,706
Total Commercial Paper (at amortized cost, $999,706)		$999,706
Short-Term Investments — 2.9%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	$476	$476,000
Societe Generale Time Deposit, 5.281%, 7/3/06	223	223,000
Total Short-Term Investments (at amortized cost, $699,000)		$699,000
Total Investments — 101.9% (identified cost $21,814,370)		$24,546,265
Other Assets, Less Liabilities — (1.9)%		$(465,831)
Net Assets — 100.0%		$24,080,434

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value (identified cost, $21,814,370)	$24,546,265
Cash	82,790
Receivable for investments sold	149,434
Interest and dividends receivable	27,049
Total assets	$24,805,538
Liabilities
Payable for investments purchased	$672,819
Payable to affiliate for investment advisory fee	14,612
Payable to affiliate for Trustees' fees	498
Accrued expenses	37,175
Total liabilities	$725,104
Net Assets applicable to investors' interest in Portfolio	$24,080,434
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$21,348,539
Net unrealized appreciation (computed on the basis of identified cost)	2,731,895
Total	$24,080,434

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $173)	$78,420
Interest	33,141
Total investment income	$111,561
Expenses
Investment adviser fee	$111,446
Trustees' fees and expenses	905
Legal and accounting services	21,848
Custodian fee	20,410
Miscellaneous	1,303
Total expenses	$155,912
Deduct — Reduction of investment adviser fee	$15
Total expense reductions	$15
Net expenses	$155,897
Net investment loss	$(44,336)
Realized and Unrealized Gain
Net realized gain — Investment transactions (identified cost basis)	$3,876,923
Net realized gain	$3,876,923
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,838,990)
Net change in unrealized appreciation (depreciation)	$(1,838,990)
Net realized and unrealized gain	$2,037,933
Net increase in net assets from operations	$1,993,597

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment loss	$(44,336)	$(162,419)
Net realized gain from investment and foreign currency transactions	3,876,923	2,751,575
Net change in unrealized depreciation from investments and foreign currency	(1,838,990)	(695,700)
Net increase in net assets from operations	$1,993,597	$1,893,456
Capital transactions — Contributions	$4,700,883	$7,713,680
Withdrawals	(11,658,942)	(9,366,533)
Net decrease in net assets from capital transactions	$(6,958,059)	$(1,652,853)
Net increase (decrease) in net assets	$(4,964,462)	$240,603
Net Assets
At beginning of period	$29,044,896	$28,804,293
At end of period	$24,080,434	$29,044,896

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005	2004		2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.06	%(2)	1.14%	1.18%		1.23%	1.18%	1.23%
Net expenses after custodian fee reduction	1.06	%(2)	1.14%	1.18%		1.23%	1.18%	1.23%
Net investment loss	(0.30	)%(2)	(0.59)%	(0.90)%		(1.01)%	(0.91)%	(0.88)%
Portfolio Turnover	65%		218%	276%		308%	225%	117%
Total Return	6.33%		7.02%	4.23	%(1)	31.20%	(33.36)%	(23.80)%
Net assets, end of period (000's omitted)	$24,080		$29,045	$28,804		$27,920	$19,759	$19,058

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.06	%(2)	1.14%	1.18%
Expenses after custodian fee reduction	1.06	%(2)	1.14%	1.18%
Net investment loss	(0.30	)%(2)	(0.59)%	(0.91)%

(1)  The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.

(2)  Annualized.

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term appreciation by investing in a diversified portfolio of publicly traded stocks of small-cap companies that in the opinion of the investment adviser are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2006, the Eaton Vance Small-Cap Growth Fund held an approximate 51.7% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 24.3%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Small-Cap Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2006, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $111,446. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended June 30, 2006, BMR waived $15 of its advisory fee. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $17,890,688 and $24,789,491, respectively, for the six months ended June 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,814,370
Gross unrealized appreciation	$3,379,802
Gross unrealized depreciation	(647,907)
Net unrealized appreciation	$2,731,895

.

Small-Cap Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Small-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Small-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board noted that action was being taken to improve the performance of the Fund, and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Small-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President
J. Scott Craig
Vice President
William E. Dodge
Vice President
Gregory R. Greene
Vice President
Elizabeth S. Kenyon
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Adviser of Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Small-Cap Growth Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

164-8/06  SCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 15, 2006

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006